Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 481,327				$ 451,962				$ 177,742
Investments in marketable securities	163				194
Accounts receivable and other	68,745				73,216
Accounts payable and accrued liabilities	(195,334)				(179,372)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 9,842				$ 10,438
Investments in marketable securities		67,439				252
Accounts receivable and other		14,842				13,154
Accounts payable and accrued liabilities		(78,497)				(66,387)
Other non-current liability		0				(72)
Net assets	10,923	$ 13,626			(33,488)	$ (42,615)
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 13,905				€ 7,186
Investments in marketable securities | €			0				0
Accounts receivable and other | €			10,780				36,982
Accounts payable and accrued liabilities | €			(52,667)				(41,299)
Other non-current liability | €			(4,843)				(14,219)
Net assets	(37,221)		€ (32,825)		(13,909)		€ (11,350)
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 5,843				₺ 3,675
Investments in marketable securities | ₺				0				0
Accounts receivable and other | ₺				18,925				52,354
Accounts payable and accrued liabilities | ₺				(680,076)				(418,674)
Other non-current liability | ₺				(44,007)				(31,043)
Net assets	(52,581)			₺ (699,315)	(53,632)			₺ (393,688)
Currency risk | Other Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets	$ 692				$ 6,420